Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of Net Loss (Income) for Income Tax	The components of net loss (income) are as follows (amounts in thousands):

	Year Ended December 31,
	2019	2018
U.S.	$7,980	$29,013
Non-U.S.	1,801	(390)

	$9,781	$28,623

Reconciliation of Income Tax Provision Computed at Statutory Rates
A reconciliation of the income tax provision computed at statutory rates to the reported income tax provision is as follows (amounts in thousands):

	Year Ended December 31,
	2019	2018
Statutory tax rate	21.00%	21.00%

Net loss before income taxes	$9,781	$28,623

Expected income tax recovery	$(2,054)	$(6,011)
Increase (decrease) in income tax recovery resulting from:
Derivative liability	(2,964)	877
Share based payments	949	1,279
Other permanent difference	(213)	(376)
Foreign income taxed at foreign rate	(99)	23
Increase in valuation allowance	4,381	4,208

Income tax expense	$—	$—

Components of Deferred Income Tax Assets and Liabilities
The significant components of the Company’s deferred income tax assets and liabilities after applying enacted corporate tax rates are as follows (amounts in thousands):

	As of December 31,
	2019	2018
Deferred income tax assets (liabilities)
Operating losses carried forward	$21,318	$16,028
Tax credits	679	1,217
Stock compensation	1,496	1,447
Other	1,293	85
Valuation allowance	(24,786)	(18,777)

Net deferred income tax asset	$—	$—